Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables

Details of trade and other receivables consist of the following at December 31 (in thousands):

	2019	2020
Current
Trade receivables	$41,484	$49,833
Other current receivables	120,450	123,492
Sales taxes	16,868	26,642
Allowance for expected credit losses	(910)	(4,062)
Prepayments and accrued income	12,005	14,041
Current trade and other receivables	189,897	209,946
Non-current
Other receivables	12,388	58,081
Non-current other receivables	$12,388	$58,081